UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

THE RICE HALL JAMES FUNDS
SEMI-ANNUAL REPORT                                                APRIL 30, 2009

                       RICE HALL JAMES MID CAP PORTFOLIO
                      RICE HALL JAMES SMALL CAP PORTFOLIO
                      RICE HALL JAMES MICRO CAP PORTFOLIO

                                   (RHJ LOGO)

                               INVESTMENT ADVISER:
                       RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

                               TABLE OF CONTENTS

Shareholders' Letter .....................................................     1
Schedules of Investments
   Mid Cap Portfolio .....................................................     6
   Small Cap Portfolio ...................................................     9
Summary Schedule of Investments
   Micro Cap Portfolio ...................................................    12
Statements of Assets and Liabilities .....................................    15
Statements of Operations .................................................    16
Statements of Changes in Net Assets
   Mid Cap Portfolio .....................................................    17
   Small Cap Portfolio ...................................................    18
   Micro Cap Portfolio ...................................................    19
Financial Highlights
   Mid Cap Portfolio .....................................................    20
   Small Cap Portfolio ...................................................    21
   Micro Cap Portfolio ...................................................    22
Notes to Financial Statements ............................................    23
Disclosure of Fund Expenses ..............................................    32

The RHJ Funds file their complete schedules of fund holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

SHAREHOLDERS' LETTER

RHJ FUNDS SEMI-ANNUAL REPORT

The past six months have certainly been a time of volatility and uncertainty. As we all know, 2008 ended with dismal returns. The decline was broad with most equity indices ending the year down 30%-40%, and in several cases worse. It was a tumultuous year as global financial and housing markets crashed and credit markets froze. Shocking news made headlines in an unprecedented manner. Bankruptcies, potential bankruptcies, forced sales and mergers, bail-out plans, massive Ponzi schemes... this was in so many ways a surreal time on Wall Street and for the global economy as a whole. The ensuing reality for investors was an abysmal equity market with no place to hide and a drastically reduced net worth. 2009 did not start off so well either: equity markets initially plunged 25-30% during the first two months of the year. This was then followed by a sharp "V-shaped" rebound marked by the March 9th low close.

Sentiment was just as volatile as the markets throughout this period. Earlier this year, the bad news was unrelenting: a deepening global economic recession, rising unemployment, a lifeless consumer, negative earnings surprises, and the viability of the Big Three in question; not to mention a reported $60+ billion in quarterly losses at AIG which then led to heavily debated talks of nationalization. Doomsday scenarios were a dime a dozen and the markets sold off dramatically, crushing through the November lows in February and not seeing any sustained uptick until March 9. An estimated $60 billion of equity mutual fund outflows were seen in the first quarter alone. The market was extremely oversold and was due for at least a "bear market rally," as investors were waiting for any sign of improvement or stabilization. Any positive news on the banking and housing front was much needed and consequently, very well received. Citigroup's announcement that they were profitable in January and February was a huge positive surprise. This was followed by better than expected housing starts in February and, most recently, a very surprising profit picture from Wells Fargo pushed a nearly euphoric stock market up further in April. It had been a long time since we'd heard any good news and these few tidbits were enough to generate a strong relief rally and improve sentiment.

At the end of 2008, according to Federal Reserve data compiled by the Leuthold Group and Bloomberg, there was almost $9 trillion held in cash, bank deposits and money-market funds; equal to 74 percent of the market value of U.S. companies, the highest ratio since 1990. That's a lot of "dry powder" and could provide nice support to the financial markets...the immediate obstacle is obviously a lingering lack of confidence. Despite all the negative press surrounding the AIG bonus payouts, the market's reaction to the various government programs

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

and the stimulus/recovery plan has been on balance positive. Both the Bush and Obama administrations have taken aggressive action regarding monetary stimulus and most currently the administration has addressed the key problem, toxic debt. The remaining question, though, is implementation...and effectiveness of the program(s). At this point few would suggest that the stimulus has been efficiently or even equitably implemented, but if you throw enough money at an ailing economy, efficiently or not, and push interest rates effectively to zero, the economy should eventually get some traction.

The incredible strength of this March/April market advance is leading some investors to conclude that this may be the start of the new bull. We would like to believe that, but suspect that it will take several more months of backing and filling before a new bull can take hold. We were concerned that first quarter earnings reports and cautious management guidance would temper investor enthusiasm and slow the recent market advance, but while earnings reports and guidance have been far from stellar, they weren't as bad as many had feared. In fact, first quarter earnings reports were very well received and added fuel to the equity fire. There still exist a great many economic challenges before we see sustained growth, but the wonder of the stock market is its ability to predict improvement (or deterioration for that matter) months before it is apparent to the naked eye. Of course it can also be wrong, remember just two months ago it appeared to be forecasting the end of the financial world, but the recent market action is at least encouraging. Any number of "events" could trigger a significant pullback, but we think a test of the March lows is unlikely. Further, based on current valuations, we believe the reward to risk in this market is quite favorable given a 3-year outlook. Growth looks inexpensive and we have been gradually moving the portfolios toward higher growth companies and more economic sensitivity since October/November. The speculation we witnessed in the past decade, while it can occur for short periods of time, we believe, will not drive a new sustainable bull market. Investors have been stung in the reckless markets of the past and are leery. Fundamental analysis and reasonable, supportable valuations are of paramount importance going forward.

RHJ MID CAP PORTFOLIO

                                         CALENDAR
AS OF APRIL 30, 2009          3 MONTHS      YTD     6 MONTHS
--------------------          --------   --------   --------
RHJ MID CAP PORTFOLIO [NET]     8.05%      2.86%     (2.18)%
Russell Midcap Index           13.40%      5.01%     (1.64)%
Russell Midcap Growth Index    15.57%     10.37%      2.71%

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

THE RHJ MID CAP PORTFOLIO (the "Fund") posted a (2.18)% return for the six-month period ended April 30th, slightly underperforming the Russell Midcap Index, which returned (1.64)%.

A strong rally that started in early March offset most of the steep declines seen late last year and earlier this year. Results within the different sectors were very mixed during the six-month period. The worst performing sector in the index was FINANCIALS with a -18% return. Our significant underweight (7% vs. 17% of the index) combined with a -14% return, was a strong positive.

CONSUMER DISCRETIONARY was the top performing sector in the index during the period with a 10% return. Stock selection within the Portfolio unfortunately however lagged within both the CONSUMER DISCRETIONARY and CONSUMER STAPLES sectors.

On a positive note, the Portfolio returned almost 10% within TECHNOLOGY and our significant overweight to the sector was a strong positive. Stock selection was also superior within ENERGY with a -4% return compared to -9% for the index.

RHJ SMALL CAP PORTFOLIO

                                           CALENDAR
AS OF APRIL 30, 2009            3 MONTHS      YTD     6 MONTHS
--------------------            --------   --------   --------
RHJ SMALL CAP PORTFOLIO [NET]    18.88%      9.43%      1.23%
Russell 2000 Index               10.48%     (1.81)%    (8.40)%
Russell 2000 Growth Index        12.39%      3.84%     (3.77)%

THE RHJ SMALL CAP PORTFOLIO (the "Fund") was up 1.23% in the first half of the fiscal year, strongly outperforming the Russell 2000 Index which posted a (8.40)% return.

Growth was the place to be during this six-month period and our focus on sustainable growth companies helped our Small Cap Portfolio significantly outperform the benchmark during the period. The worst performing sector for the index this quarter was ENERGY, with a -26% decline. Our portfolio's -6% return was a strong positive. CONSUMER DISCRETIONARY was the best performing sector in the index with an 8% return. Stock selection in the Portfolio was significantly better with a 39% return.

The one area where stock selection definitively lagged was HEALTH CARE where the Portfolio sector was down 24% compared to down 10% for the index. That said, overall, stock selection was very strong during this six-month period: within Industrials, the Portfolio generated a -2% returned compared to -11% for the index. In addition, our significant underweight to FINANCIALS and significant overweight to TECHNOLOGY were strong positives.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

RHJ MICRO CAP PORTFOLIO

                                           CALENDAR
AS OF APRIL 30, 2009            3 MONTHS      YTD     6 MONTHS
--------------------            --------   --------   --------
RHJ MICRO CAP PORTFOLIO [NET]     11.18%     1.44%     (5.22)%
Russell 2000 Index                10.48%    (1.81)%    (8.40)%
Russell Microcap Index             9.79%    (1.65)%   (11.09)%
Russell Microcap Growth Index     11.86%     5.18%     (4.24)%

THE RHJ MICRO CAP PORTFOLIO (the "Fund") posted a (5.22)% return for the period, also outperforming the Russell 2000 Index which returned (8.40)%.

The Portfolio's overweight to CONSUMER DISCRETIONARY combined with a 9% return was a strong positive during this period. Within FINANCIALS, the Portfolio's significant underweight combined with a -15% return (compared to -20% for the index) was also a plus.

The two areas where stock selection lagged were CONSUMER STAPLES with a -15% return compared to -8%, and INDUSTRIALS where the Portfolio holdings were down -18% compared to -11% for the index. This was however more than offset by superior stock selection within Technology with a 15% return compared to 6% for the index.

INVESTMENT MANAGEMENT TEAM

The RHJ Funds

This represents the management's assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

DEFINITION OF COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MICROCAP INDEX is an unmanaged index that consists of the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities.

RUSSELL MICROCAP GROWTH INDEX measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Information Technology   27.0%
Industrials              18.7%
Health Care              11.7%
Energy                   10.1%
Financials                9.5%
Materials                 7.4%
Consumer Discretionary    6.9%
Cash Equivalents          6.5%
Utilities                 2.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.4%**

                                                         SHARES         VALUE
                                                       ----------   ------------
CONSUMER DISCRETIONARY -- 6.9%
   Advance Auto Parts ..............................       11,537   $    504,744
   GameStop, Cl A* .................................       19,953        601,782
   Urban Outfitters* ...............................       21,230        413,773
                                                                    ------------
                                                                       1,520,299
                                                                    ------------
ENERGY -- 10.1%
   BJ Services .....................................       32,681        453,939
   Cameron International* ..........................       30,154        771,339
   Noble ...........................................       24,891        680,271
   Range Resources .................................        7,921        316,603
                                                                    ------------
                                                                       2,222,152
                                                                    ------------
FINANCIALS -- 9.4%
   City National ...................................       13,556        496,150
   Fidelity National Financial, Cl A ...............       22,493        407,798
   NYSE Euronext ...................................       26,621        616,808
   TD Ameritrade Holding* ..........................       34,199        544,106
                                                                    ------------
                                                                       2,064,862
                                                                    ------------
HEALTH CARE -- 11.7%
   Cephalon* .......................................        9,395        616,406
   Hologic* ........................................       24,765        368,008
   Inverness Medical Innovations* ..................       13,317        430,006
   Mednax* .........................................       13,684        491,256
   Pharmaceutical Product Development ..............       12,356        242,301
   Quest Diagnostics ...............................        8,221        421,984
                                                                    ------------
                                                                       2,569,961
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
INDUSTRIALS -- 18.7%
   Flowserve .......................................        8,343   $    566,490
   IDEX ............................................       28,309        714,802
   ITT .............................................       15,919        652,838
   Jacobs Engineering Group* .......................        8,324        316,645
   Kansas City Southern* ...........................       19,303        294,371
   MSC Industrial Direct, Cl A .....................       10,841        442,855
   Precision Castparts .............................        6,233        466,602
   Republic Services, Cl A .........................       30,712        644,952
                                                                    ------------
                                                                       4,099,555
                                                                    ------------
INFORMATION TECHNOLOGY -- 27.0%
   Agilent Technologies* ...........................       27,529        502,680
   Anixter International* ..........................       10,080        400,982
   Broadcom, Cl A* .................................       23,730        550,299
   Cognizant Technology Solutions, Cl A* ...........       20,969        519,821
   F5 Networks* ....................................       17,624        480,606
   Fiserv* .........................................       15,456        576,818
   McAfee* .........................................       13,823        518,915
   National Instruments ............................       20,313        447,699
   Nuance Communications* ..........................       52,913        706,389
   SAIC* ...........................................       29,958        542,240
   Western Union ...................................       41,112        688,626
                                                                    ------------
                                                                       5,935,075
                                                                    ------------
MATERIALS -- 7.4%
   Air Products & Chemicals ........................       10,243        675,014
   Nucor ...........................................       12,396        504,393
   Pactiv* .........................................       20,333        444,479
                                                                    ------------
                                                                       1,623,886
                                                                    ------------
UTILITIES -- 2.2%
   Covanta Holding* ................................       34,277        483,649
                                                                    ------------
   Total Common Stock
      (Cost $23,934,098) ...........................                  20,519,439
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

SHORT-TERM INVESTMENTS -- 6.5%

                                                         SHARES         VALUE
                                                       ----------   ------------
CASH EQUIVALENTS (A) -- 6.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.880% ......................      875,599   $    875,599
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 0.240% ......................      558,864        558,864
                                                                    ------------
   Total Short-Term Investments
      (Cost $1,434,463) ............................                   1,434,463
                                                                    ------------
   Total Investments -- 99.9%
      (Cost $25,368,561) ...........................                $ 21,953,902
                                                                    ============

     Percentages are based on Net Assets of $21,966,327.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  The rate reported is the 7-day effective yield as of April 30, 2009.

Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Industrials              27.6%
Information Technology   25.8%
Consumer Discretionary   14.9%
Health Care              14.4%
Financials                4.4%
Materials                 3.8%
Energy                    3.8%
Consumer Staples          3.0%
Cash Equivalent           2.3%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.9%**

                                                         SHARES         VALUE
                                                       ----------   ------------
CONSUMER DISCRETIONARY -- 15.1%
   Childrens Place Retail Stores* ..................       19,000   $    540,360
   Fossil* .........................................       24,300        489,888
   Iconix Brand Group* .............................       74,300      1,059,518
   Interpublic Group of Cos* .......................      121,100        758,086
   K12* ............................................        5,848        102,808
   O'Reilly Automotive* ............................       23,300        905,205
   Penn National Gaming* ...........................       21,900        745,038
   Tupperware Brands ...............................       20,000        500,600
                                                                    ------------
                                                                       5,101,503
                                                                    ------------
CONSUMER STAPLES -- 3.0%
   Hain Celestial Group* ...........................       39,700        662,593
   United Natural Foods* ...........................       16,127        367,373
                                                                    ------------
                                                                       1,029,966
                                                                    ------------
ENERGY -- 3.8%
   Arena Resources* ................................       29,600        848,632
   NATCO Group, Cl A* ..............................       18,300        440,298
                                                                    ------------
                                                                       1,288,930
                                                                    ------------
FINANCIALS -- 4.4%
   IPC Holdings ....................................       34,500        898,380
   Signature Bank* .................................       22,000        598,180
                                                                    ------------
                                                                       1,496,560
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
HEALTH CARE -- 14.6%
   Amedisys* .......................................       16,500   $    553,410
   Analogic ........................................        6,200        225,680
   Emergency Medical Services, Cl A* ...............       19,400        675,896
   eResearchTechnology* ............................       38,300        194,181
   Haemonetics* ....................................       16,500        851,895
   PerkinElmer .....................................       37,600        547,832
   Perrigo .........................................       29,200        756,864
   Pharmaceutical Product Development ..............       15,300        300,033
   Phase Forward* ..................................       22,800        325,128
   Psychiatric Solutions* ..........................       25,500        494,445
                                                                    ------------
                                                                       4,925,364
                                                                    ------------
INDUSTRIALS -- 28.0%
   AAR* ............................................       46,600        702,262
   Actuant, Cl A ...................................       33,000        404,580
   Bucyrus International, Cl A .....................       27,900        605,709
   Copart* .........................................       15,900        499,101
   CoStar Group* ...................................       13,600        503,880
   EnerSys* ........................................       44,300        755,315
   Forward Air .....................................       19,700        328,399
   Harsco ..........................................       18,100        498,655
   Insituform Technologies, Cl A* ..................       30,400        466,032
   Kirby* ..........................................       18,700        577,082
   Landstar System .................................       21,900        779,859
   Mine Safety Appliances ..........................       27,143        669,075
   Regal-Beloit ....................................       13,500        548,505
   VistaPrint* .....................................       21,300        731,655
   Wabtec ..........................................       21,000        800,940
   Watsco ..........................................       13,400        575,530
                                                                    ------------
                                                                       9,446,579
                                                                    ------------
INFORMATION TECHNOLOGY -- 26.2%
   Ariba* ..........................................       86,323        829,564
   Aspen Technology* ...............................       86,100        668,136
   Blackboard* .....................................       15,800        537,674
   CACI International, Cl A* .......................       16,600        656,530
   Coherent* .......................................       25,600        486,400
   Cybersource* ....................................       33,800        493,818

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
   Euronet Worldwide* ..............................       57,000   $    922,260
   FEI* ............................................       37,200        639,096
   Intermec* .......................................       48,700        588,296
   IPG Photonics* ..................................       33,300        371,961
   j2 Global Communications* .......................       19,400        465,406
   Jack Henry & Associates .........................       24,900        448,698
   Microsemi* ......................................       42,900        575,718
   Polycom* ........................................       20,500        382,120
   Synaptics* ......................................       23,700        769,776
                                                                    ------------
                                                                       8,835,453
                                                                    ------------
MATERIALS -- 3.8%
   Intrepid Potash* ................................       25,300        624,657
   Valspar .........................................       28,000        672,000
                                                                    ------------
                                                                       1,296,657
                                                                    ------------
   Total Common Stock
      (Cost $37,394,614) ...........................                  33,421,012
                                                                    ------------
SHORT-TERM INVESTMENT -- 2.4%
CASH EQUIVALENT (A) -- 2.4%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.880%
      (Cost $798,576) ..............................      798,576        798,576
                                                                    ------------
   Total Investments -- 101.3%
      (Cost $38,193,190) ...........................                $ 34,219,588
                                                                    ============

     Percentages are based on Net Assets of $33,775,162.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  The rate reported is the 7-day effective yield as of April 30, 2009.

Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Industrials                  26.8%
Information Technology       21.1%
Health Care                  20.3%
Consumer Discretionary       17.2%
Consumer Staples              3.6%
Cash Equivalent               2.5%
Financials                    2.4%
Energy                        2.4%
Telecommunication Services    2.0%
Materials                     1.7%

+    Percentages are based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.3%**

                                                % OF
                                             NET ASSETS     SHARES       VALUE
                                             ----------   ---------   -----------
CONSUMER DISCRETIONARY -- 17.0%
   Arbitron ..............................      1.9%         87,600   $ 1,823,832
   Coinstar* .............................      1.4          39,502     1,405,876
   Dolan Media* ..........................      1.3         103,300     1,230,303
   FGX International Holdings* ...........      1.2          98,399     1,133,557
   ICF International* ....................      1.5          54,088     1,487,961
   Iconix Brand Group* ...................      2.7         186,900     2,665,194
   Peet's Coffee & Tea* ..................      1.9          67,400     1,838,672
   Smart Balance* ........................      1.3         188,508     1,325,211
   Other Securities ......................      3.8                     3,751,650
                                                                      -----------
                                                                       16,662,256
                                                                      -----------
CONSUMER STAPLES -- 3.5%
   Chiquita Brands International* ........      1.3         173,600     1,314,152
   Spartan Stores ........................      1.3          77,900     1,267,433
   Other Securities ......................      0.9                       896,083
                                                                      -----------
                                                                        3,477,668
                                                                      -----------
ENERGY -- 2.4%
   Furmanite* ............................      1.1         274,300     1,086,228
   Other Securities ......................      1.3                     1,261,460
                                                                      -----------
                                                                        2,347,688
                                                                      -----------
FINANCIALS -- 2.4%
   Bank of the Ozarks ....................      1.0          41,851     1,039,160
   Other Securities ......................      1.4                     1,323,274
                                                                      -----------
                                                                        2,362,434
                                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                % OF
                                             NET ASSETS     SHARES       VALUE
                                             ----------   ---------   -----------
HEALTH CARE -- 20.0%
   Abaxis* ...............................      1.4%         88,100   $ 1,332,072
   Air Methods* ..........................      2.0          73,100     1,940,805
   Alliance Imaging* .....................      1.3         160,500     1,263,135
   Almost Family* ........................      1.1          43,800     1,081,860
   Angiodynamics* ........................      1.2          95,700     1,212,519
   Bio-Reference Labs* ...................      1.4          52,500     1,347,675
   Greatbatch* ...........................      1.4          66,200     1,392,848
   Hanger Orthopedic Group* ..............      1.8         127,000     1,766,570
   IRIS International* ...................      1.1         100,874     1,126,763
   Medtox Scientific* ....................      1.3         163,800     1,328,418
   Omnicell* .............................      1.3         140,100     1,232,880
   SonoSite* .............................      1.1          58,900     1,062,556
   Synovis Life Technologies* ............      1.1          68,530     1,040,285
   Other Securities ......................      2.5                     2,549,778
                                                                      -----------
                                                                       19,678,164
                                                                      -----------
INDUSTRIALS -- 26.4%
   AAR* ..................................      1.7         113,600     1,711,952
   Aegean Marine Petroleum Network .......      1.6         104,138     1,577,691
   American Ecology ......................      1.0          59,100       976,332
   Baldor Electric .......................      3.1         131,300     3,046,160
   DXP Enterprises* ......................      1.1          81,380     1,080,726
   FreightCar America ....................      1.6          79,500     1,528,785
   Genesee & Wyoming* ....................      1.5          49,500     1,485,000
   GeoEye* ...............................      2.0          78,581     1,955,881
   Hawaiian Holdings* ....................      2.1         423,000     2,110,770
   Healthcare Services Group .............      2.1         116,250     2,078,550
   Insituform Technologies* ..............      1.6          99,400     1,523,802
   Mueller Water Products ................      1.5         352,200     1,475,718
   Polypore International* ...............      1.3         165,593     1,248,571
   Standard Parking* .....................      1.6         100,760     1,535,583
   Other Securities ......................      2.6                     2,594,912
                                                                      -----------
                                                                       25,930,433
                                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                % OF
                                             NET ASSETS     SHARES       VALUE
                                             ----------   ---------   -----------
INFORMATION TECHNOLOGY -- 20.9%
   Ariba* ................................      1.0%        104,700   $ 1,006,167
   Aspen Technology* .....................      1.2         155,500     1,206,680
   Global Cash Access Holdings* ..........      1.5         248,298     1,507,169
   HMS Holdings* .........................      1.3          43,300     1,298,134
   Novatel Wireless* .....................      1.5         213,000     1,459,050
   Seachange International* ..............      1.3         209,483     1,313,458
   Smith Micro Software* .................      1.4         152,977     1,315,602
   SXC Health Solutions* .................      1.3          63,700     1,275,911
   Viasat* ...............................      1.8          76,700     1,763,333
   Other Securities ......................      8.6                     8,332,494
                                                                      -----------
                                                                       20,477,998
                                                                      -----------
MATERIALS -- 1.7%
   Calgon Carbon* ........................      1.7          98,500     1,672,530
                                                                      -----------
TELECOMMUNICATION SERVICES -- 2.0%
   Neutral Tandem* .......................      2.0          67,200     1,921,920
                                                                      -----------
   Total Common Stock
      (Cost $91,181,311) .................                             94,531,091
                                                                      -----------
SHORT-TERM INVESTMENT -- 2.5%
CASH EQUIVALENT -- 2.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.880% (A)
      (Cost $2,448,838) ..................      2.5       2,448,838     2,448,838
                                                                      -----------
Total Investments -- 98.8%
   (Cost $93,630,149) ....................                            $96,979,929
                                                                      ===========

     Percentages are based on Net Assets of $98,169,074.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  The rate reported is the 7-day effective yield as of April 30, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ FUNDS
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                    MID CAP      SMALL CAP      MICRO CAP
                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  -----------   -----------   ------------
ASSETS:
Investments at Value
   (Cost $25,368,561, $38,193,190 and
   $93,630,149 respectively) ..................   $21,953,902   $34,219,588   $ 96,979,929
Receivable for Investment Securities Sold .....            --        33,840      2,081,508
Prepaid Expenses ..............................         5,058         9,694         11,498
Receivable for Capital Shares Sold ............        23,423        23,018         95,954
Dividends Receivable ..........................         9,293         7,015         28,728
                                                  -----------   -----------   ------------
   TOTAL ASSETS ...............................    21,991,676    34,293,155     99,197,617
                                                  -----------   -----------   ------------
LIABILITIES:
Payable Due to Investment Adviser .............         7,545        20,553         58,130
Payable Due to Administrator ..................         4,095         6,142         18,530
Payable for Capital Shares Redeemed ...........         1,419         3,059        189,050
Payable Due to Trustees .......................           785         1,197          3,490
Chief Compliance Officer Fees Payable .........           670         1,010          2,980
Payable for Investment Securities Purchased ...            --       466,188        648,797
Other Accrued Expenses ........................        10,835        19,844        107,566
                                                  -----------   -----------   ------------
   TOTAL LIABILITIES ..........................        25,349       517,993      1,028,543
                                                  -----------   -----------   ------------
NET ASSETS ....................................   $21,966,327   $33,775,162   $ 98,169,074
                                                  ===========   ===========   ============
NET ASSETS CONSIST OF:
Paid-in Capital ...............................   $32,499,583   $45,402,839   $153,911,065
Accumulated Net Investment Loss ...............       (26,932)      (91,064)      (460,125)
Accumulated Net Realized Loss on
   Investments ................................    (7,091,665)   (7,563,011)   (58,631,646)
Net Unrealized Appreciation (Depreciation)
   on Investments .............................    (3,414,659)   (3,973,602)     3,349,780
                                                  -----------   -----------   ------------
NET ASSETS ....................................   $21,966,327   $33,775,162   $ 98,169,074
                                                  ===========   ===========   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)           n/a     4,548,153      9,314,042
                                                  ===========   ===========   ============
INVESTOR CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)     2,442,484           n/a            n/a
                                                  ===========   ===========   ============
NET ASSET VALUE,
   Per Share -- Institutional Class ...........          n/a    $     7.43    $     10.54*
                                                  ===========   ===========   ============
NET ASSET VALUE,
   Per Share -- Investor Class ................   $      8.99           n/a            n/a
                                                  ===========   ===========   ============

* Redemption price per share may be less if shares are redeemed less than 90 days from date of purchase.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                             MID CAP      SMALL CAP      MICRO CAP
                                            PORTFOLIO     PORTFOLIO      PORTFOLIO
                                           -----------   -----------   ------------
INVESTMENT INCOME
Dividends ..............................   $   110,184   $   105,327   $    183,553
                                           -----------   -----------   ------------
   TOTAL INCOME ........................       110,184       105,327        183,553
                                           -----------   -----------   ------------
EXPENSES
Investment Advisory Fees ...............        88,167       118,772        333,267
Administration Fees ....................        24,626        37,289        111,487
Distribution Fees ......................        24,491            --             --
Shareholder Servicing Fees .............            --         5,711        138,204
Trustees' Fees .........................         1,609         2,402          7,319
Chief Compliance Officer Fees ..........         1,038         1,556          4,710
Transfer Agent Fees ....................        18,720        21,369         39,035
Registration and Filing Fees ...........         8,683         9,587         10,621
Printing Fees ..........................         4,479         6,685         20,079
Audit Fees .............................         4,246         6,247         18,762
Legal Fees .............................         4,007         5,999         18,030
Custodian Fees .........................           407           612          1,850
Other Expenses .........................         2,501         3,027          8,180
                                           -----------   -----------   ------------
   EXPENSES BEFORE EXPENSE WAIVER
      AND FEES PAID INDIRECTLY .........       182,974       219,256        711,544
                                           -----------   -----------   ------------
Less:
Waiver of Investment Advisory Fees .....       (45,629)      (18,692)       (67,431)
Fees Paid Indirectly(1) ................          (229)       (4,173)          (435)
                                           -----------   -----------   ------------
   NET EXPENSES AFTER EXPENSE WAIVER
      AND FEES PAID INDIRECTLY .........       137,116       196,391        643,678
                                           -----------   -----------   ------------
NET INVESTMENT LOSS ....................       (26,932)      (91,064)      (460,125)
                                           -----------   -----------   ------------
NET REALIZED LOSS ON INVESTMENTS .......    (5,293,955)   (3,871,426)   (27,940,058)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ......................     4,855,610     4,009,670     23,023,157
                                           -----------   -----------   ------------
TOTAL NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..........      (438,345)      138,244     (4,916,901)
                                           -----------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $  (465,277)  $    47,180   $ (5,377,026)
                                           ===========   ===========   ============

(1)  See Note 4 in Notes to Financial Statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED        YEAR ENDED
                                                     APRIL 30, 2009    OCTOBER 31,
                                                       (UNAUDITED)        2008
                                                     --------------   ------------
OPERATIONS:
   Net Investment Loss ...........................    $   (26,932)    $    (67,786)
   Net Realized Loss on Investments ..............     (5,293,955)      (1,797,710)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............      4,855,610      (10,645,715)
                                                      -----------     ------------
   NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..................       (465,277)     (12,511,211)
                                                      -----------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Realized Gain .............................             --       (1,154,629)
   Return of Capital .............................             --             (316)
                                                      -----------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............             --       (1,154,945)
                                                      -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................      2,912,208       14,031,057
   Reinvestment of Distributions .................             --        1,154,796
   Redeemed ......................................     (3,048,996)      (4,900,380)
                                                      -----------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .................       (136,788)      10,285,473
                                                      -----------     ------------
   TOTAL DECREASE IN NET ASSETS ..................       (602,065)      (3,380,683)
NET ASSETS:
   Beginning of Period ...........................     22,568,392       25,949,075
                                                      -----------     ------------
   End of Period .................................    $21,966,327     $ 22,568,392
                                                      ===========     ============
Accumulated Net Investment Loss ..................    $   (26,932)    $         --
                                                      ===========     ============
SHARES ISSUED AND REDEEMED:
   Issued ........................................        360,086        1,086,072
   Reinvestment of Distributions .................             --           80,811
   Redeemed ......................................       (373,693)        (391,843)
                                                      -----------     ------------
   NET INCREASE (DECREASE) FROM SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ....................        (13,607)         775,040
                                                      ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED        YEAR ENDED
                                                     APRIL 30, 2009    OCTOBER 31,
                                                       (UNAUDITED)        2008
                                                     --------------   ------------
OPERATIONS:
   Net Investment Loss ...........................    $   (91,064)   $   (274,375)
   Net Realized Loss on Investments ..............     (3,871,426)     (3,666,404)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............      4,009,670     (18,392,617)
                                                      -----------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................         47,180     (22,333,396)
                                                      -----------    ------------
DISTRIBUTIONS:
   Net Realized Gain .............................             --      (9,705,415)
   Return of Capital .............................             --            (172)
                                                      -----------    ------------
   TOTAL DISTRIBUTIONS ...........................             --      (9,705,587)
                                                      -----------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................        810,895       2,370,271
   Reinvestment of Distributions .................             --       8,875,138
   Redeemed ......................................     (2,404,173)     (9,789,100)
                                                      -----------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .................     (1,593,278)      1,456,309
                                                      -----------    ------------
   TOTAL DECREASE IN NET ASSETS ..................     (1,546,098)    (30,582,674)
NET ASSETS:
   Beginning of Period ...........................     35,321,260      65,903,934
                                                      -----------    ------------
   End of Period .................................    $33,775,162    $ 35,321,260
                                                      ===========    ============
   Accumulated Net Investment Loss ...............    $   (91,064)   $         --
                                                      ===========    ============
SHARES ISSUED AND REDEEMED:
   Issued ........................................        124,352         234,019
   Reinvestment of Distributions .................             --         797,407
   Redeemed ......................................       (385,085)       (955,137)
                                                      -----------    ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ....................       (260,733)         76,289
                                                      ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED         YEAR ENDED
                                                     APRIL 30, 2009    OCTOBER 31,
                                                       (UNAUDITED)         2008
                                                     --------------   -------------
OPERATIONS:
   Net Investment Loss ...........................    $   (460,125)   $  (1,505,708)
   Net Realized Loss on Investments ..............     (27,940,058)     (30,622,097)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............      23,023,157      (51,686,870)
                                                      ------------    -------------
   NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..................      (5,377,026)     (83,814,675)
                                                      ------------    -------------
DISTRIBUTIONS:
   Net Realized Gain .............................              --      (23,711,374)
   Return of Capital .............................              --             (957)
                                                      ------------    -------------
   TOTAL DISTRIBUTIONS ...........................              --      (23,712,331)
                                                      ------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................      24,884,636       31,024,754
   Reinvestment of Distributions .................              --       21,733,402
   Redemption Fees(1) ............................          13,259            3,477
   Redeemed ......................................     (31,042,977)     (52,093,126)
                                                      ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .................      (6,145,082)         668,507
                                                      ------------    -------------
   TOTAL DECREASE IN NET ASSETS ..................     (11,522,108)    (106,858,499)
NET ASSETS:
   Beginning of Period ...........................     109,691,182      216,549,681
                                                      ------------    -------------
   End of Period .................................    $ 98,169,074    $ 109,691,182
                                                      ============    =============
   Accumulated Net Investment Loss ...............    $   (460,125)   $          --
                                                      ============    =============
SHARES ISSUED AND REDEEMED:
   Issued ........................................       2,627,120        2,067,464
   Reinvestment of Distributions .................              --        1,245,467
   Redeemed ......................................      (3,174,132)      (3,317,355)
                                                      ------------    -------------
   NET DECREASE IN SHARES OUTSTANDING
      SHARE TRANSACTIONS .........................        (547,012)          (4,424)
                                                      ============    =============

(1)  See Note 2 in Notes to Financial Statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                  ENDED                                                       PERIOD
                                APRIL 30,             YEARS ENDED OCTOBER 31,                 ENDED
                                   2009      -----------------------------------------     OCTOBER 31,
                               (UNAUDITED)     2008        2007       2006       2005         2004*
                               -----------   -------     -------     ------     ------     -----------
Net Asset Value,
   Beginning of Period .....   $  9.19       $ 15.44     $ 13.51     $11.76     $10.53      $10.00
                               -------       -------     -------     ------     ------      ------
Income (Loss) from
   Investment Operations:
   Net Investment
      Income (Loss)(1) .....     (0.01)        (0.03)      (0.03)      0.01      (0.05)      (0.01)
   Net Realized
      and Unrealized
      Gain (Loss) ..........     (0.19)        (5.56)       2.60       2.07       1.37        0.54
                               -------       -------     -------     ------     ------      ------
   Total from Investment
      Operations ...........     (0.20)        (5.59)       2.57       2.08       1.32        0.53
                               -------       -------     -------     ------     ------      ------
Dividends and
   Distributions from:
   Net Investment Income ...        --            --       (0.01)        --      (0.07)         --
   Net Realized Gain .......        --         (0.66)      (0.63)     (0.33)     (0.02)         --
   Return of Capital .......        --            --(3)       --         --         --          --
                               -------       -------     -------     ------     ------      ------
   Total Dividends and
      Distributions ........        --         (0.66)      (0.64)     (0.33)     (0.09)         --
                               -------       -------     -------     ------     ------      ------
   Net Asset Value,
      End of Period ........   $  8.99       $  9.19     $ 15.44     $13.51     $11.76      $10.53
                               =======       =======     =======     ======     ======      ======
   TOTAL RETURN+ ...........     (2.18)%      (37.73)%     19.74%     18.01%     12.55%       5.30%
                               =======       =======     =======     ======     ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............   $21,966       $22,568     $25,949     $8,579     $3,438      $1,824
Ratio of Net Expenses to
   Average Net Assets ......      1.40%(2)**    1.40%(2)    1.40%(2)   1.40%(2)   1.41%(2)    1.40%**
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers,
   Reimbursements and
   Fees Paid Indirectly) ...      1.86%**       1.62%       1.63%      2.06%      4.39%       8.48%**
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets ......     (0.27)%**     (0.25)%     (0.22)%     0.05%     (0.43)%     (0.51)%**
Portfolio Turnover Rate ....        32%           68%         81%        72%        50%          5%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND/OR EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

*    FUND COMMENCED OPERATIONS ON JULY 30, 2004.

**   ANNUALIZED.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.40%.

(3)  VALUE IS LESS THAN $0.01 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                  ENDED
                                APRIL 30,                    YEARS ENDED OCTOBER 31,
                                   2009      ------------------------------------------------------
                               (UNAUDITED)     2008        2007        2006       2005       2004
                               -----------   -------     -------     -------    --------   --------
Net Asset Value,
   Beginning of Period .....    $  7.34      $ 13.93     $ 15.05     $ 15.24    $  13.98   $  13.36
                                -------      -------     -------     -------    --------   --------
Income (Loss) from
   Investment Operations:
   Net Investment Loss(1) ..      (0.02)       (0.06)      (0.06)      (0.04)      (0.03)     (0.06)
   Net Realized and
      Unrealized
      Gain (Loss) ..........       0.11        (4.45)       2.48        1.54        1.29       0.68
                                -------      -------     -------     -------    --------   --------
   Total from Investment
      Operations ...........       0.09        (4.51)       2.42        1.50        1.26       0.62
                                -------      -------     -------     -------    --------   --------
Distributions from:
   Net Realized Gain .......         --        (2.08)      (3.54)      (1.69)         --         --
   Return of Capital .......         --           --(2)       --          --          --         --
                                -------      -------     -------     -------    --------   --------
   Total Distributions .....         --        (2.08)      (3.54)      (1.69)         --         --
                                -------      -------     -------     -------    --------   --------
   Net Asset Value,
      End of Period ........    $  7.43      $  7.34     $ 13.93     $ 15.05    $  15.24   $  13.98
                                =======      =======     =======     =======    ========   ========
   TOTAL RETURN+ ...........       1.23%+++   (37.45)%     19.30%      10.45%       9.01%      4.64%
                                =======      =======     =======     =======    ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............    $33,775      $35,321     $65,904     $78,563    $160,765   $165,904
Ratio of Net Expenses to
   Average Net Assets ......       1.32%*       1.17%       1.02%       1.00%       1.05%      1.00%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers,
   Reimbursements and
   Fees Paid Indirectly) ...       1.48%*       1.20%       1.09%       1.07%       1.08%      1.04%
Ratio of Net Investment
   Loss to Average
   Net Assets ..............      (0.61)%*     (0.54)%     (0.43)%     (0.25)%     (0.22)%    (0.42)%
Portfolio Turnover Rate ....         34%          88%         74%         83%         61%        64%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE.

*    ANNUALIZED.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2)  VALUE IS LESS THAN $0.01 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                  ENDED
                                APRIL 30,                    YEARS ENDED OCTOBER 31,
                                   2009      -----------------------------------------------------
                               (UNAUDITED)     2008        2007       2006       2005       2004
                               -----------   --------    --------   --------   --------   --------
Net Asset Value,
   Beginning of Period .....   $ 11.12       $  21.95    $  20.66   $  21.77   $  20.68   $  18.92
                               -------       --------    --------   --------   --------   --------
Income (Loss) from
   Investment Operations:
   Net Investment Loss(1) ..     (0.05)         (0.15)      (0.15)     (0.14)     (0.16)     (0.16)
   Net Realized and
      Unrealized
      Gain (Loss) ..........     (0.53)         (8.13)       2.92       2.37       3.59       2.47
                               -------       --------    --------   --------   --------   --------
   Total from Investment
      Operations ...........     (0.58)         (8.28)       2.77       2.23       3.43       2.31
                               -------       --------    --------   --------   --------   --------
   Redemption Fees(2) ......        --             --          --         --         --         --
                               -------       --------    --------   --------   --------   --------
Distributions from:
   Net Realized Gain .......        --          (2.55)      (1.48)     (3.34)     (2.34)     (0.55)
   Return of Capital .......        --             --(2)       --         --         --         --
                               -------       --------    --------   --------   --------   --------
   Total Distributions .....        --          (2.55)      (1.48)     (3.34)     (2.34)     (0.55)
                               -------       --------    --------   --------   --------   --------
   Net Asset Value,
      End of Period ........   $ 10.54       $  11.12    $  21.95   $  20.66   $  21.77   $  20.68
                               =======       ========    ========   ========   ========   ========
   TOTAL RETURN+ ...........     (5.22)%+++    (41.94)%     13.96%     11.15%     17.47%     12.45%
                               =======       ========    ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............   $98,169       $109,691    $216,550   $198,399   $192,369   $171,551
Ratio of Expenses to
   Average Net Assets ......      1.45%*         1.31%       1.20%      1.19%      1.18%      1.12%
Ratio of Net Expenses to
   Average Net Assets
   (Excluding Waivers,
   Reimbursements and
   Fees Paid Indirectly) ...      1.60%*         1.31%       1.21%      1.20%      1.18%      1.12%
Ratio of Net Investment
   Loss to Average
   Net Assets ..............     (1.03)%*       (0.97)%     (0.71)%    (0.68)%    (0.79)%    (0.79)%
Portfolio Turnover Rate ....        79%           119%        127%       114%        99%       106%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE.

*    ANNUALIZED.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2)  VALUE IS LESS THAN $0.01 PER SHARE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 33 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio ("Mid Cap Portfolio"), Rice Hall James Small Cap Portfolio ("Small Cap Portfolio"), and Rice Hall James Micro Cap Portfolio ("Micro Cap Portfolio") (each a "Fund" and collectively the "Funds"). The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies with market capitalizations between $50 million and $500 million. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

     or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no securities valued in accordance with the Fair Value Procedures.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

     under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009:

INVESTMENTS IN SECURITIES     LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-------------------------   -----------   -------   -------   -----------
Rice Hall James
   Mid Cap Portfolio        $21,953,902     $--       $--     $21,953,902
Rice Hall James
   Small Cap Portfolio       34,219,588      --        --      34,219,588
Rice Hall James
   Micro Cap Portfolio       96,979,929      --        --      96,979,929
                            ===========     ===       ===     ===========

     FEDERAL INCOME TAXES -- It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     On November 1, 2007, the Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

     The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Funds' financial statements, and therefore the Funds did not record any tax expense in the current period. If the Funds were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Funds file U. S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Funds' U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $13,259 for the six months ended April 30, 2009.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, COMMISSION RECAPTURE, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents"). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

The Small Cap Portfolio directs certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund's expenses. Under this arrangement, the Fund had expenses reduced by $3,919, which was used to pay administration expenses. These amounts are included in "Fees Paid Indirectly" on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser"). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2009, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $229, $254 and $435, respectively, which were used to offset transfer agent expenses. These amounts are included in "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund's average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund's average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses through March 1, 2010, if necessary, in order to keep the Mid Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small Cap Portfolio's and the Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% and 1.60% of average daily net assets, respectively. Prior to March 1, 2009, the Adviser had voluntarily agreed to limit the total annual operating expenses of the Small Cap Portfolio and the Micro Cap Portfolio to 1.25% and 1.40%, respectively.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2009, are as follows:

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

RHJ FUND               PURCHASES       SALES
-------------------   -----------   -----------
Mid Cap Portfolio     $ 6,427,219   $ 6,124,702
Small Cap Portfolio    10,362,798    10,921,291
Micro Cap Portfolio    69,794,248    76,614,003

There were no purchases or sales of long-term U.S. Government Securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                        ORDINARY      LONG-TERM    RETURN OF
RHJ FUND                 INCOME     CAPITAL GAIN    CAPITAL       TOTAL
------------          -----------   ------------   ---------   -----------
Mid Cap        2008   $   411,817    $   742,812      $316     $ 1,154,945
   Portfolio   2007       243,434        214,793        --         458,227
Small Cap      2008     2,568,238      7,137,177       172       9,705,587
   Portfolio   2007            --     17,981,999        --      17,981,999
Micro Cap      2008    15,883,947      7,827,427       957      23,712,331
   Portfolio   2007            --     13,998,799        --      13,998,799

As of October 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

                                                 TOTAL
               CAPITAL LOSS    UNREALIZED     ACCUMULATED
RHJ FUND       CARRYFORWARD   DEPRECIATION      LOSSES
------------   ------------   ------------   ------------
Mid Cap
   Portfolio   $ (1,739,125)  $ (8,328,854)  $(10,067,979)
Small Cap
   Portfolio     (3,678,571)    (7,996,286)   (11,674,857)
Micro Cap
   Portfolio    (30,086,310)   (20,278,655)   (50,364,965)

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2009, were as follows:

                               AGGREGATE      AGGREGATE
                                 GROSS          GROSS      NET UNREALIZED
                 FEDERAL      UNREALIZED     UNREALIZED     APPRECIATION
RHJ FUND         TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------   -----------   ------------   ------------   --------------
Mid Cap
   Portfolio   $25,368,561    $ 1,471,396   $ (4,886,055)   $(3,414,659)
Small Cap
   Portfolio    38,193,190      2,856,647     (6,830,249)    (3,973,602)
Micro Cap
   Portfolio    93,630,149     14,555,689    (11,205,909)     3,349,780

At October 31, 2008 the Funds had capital loss carryforwards of $1,739,125, $3,678,571 and $30,086,310 for the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio, respectively, available to offset future realized capital gains, expiring in 2016.

8. OTHER:

At April 30, 2009, the percentage of total shares outstanding held by shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

                                  NO. OF          %
RHJ FUND                       SHAREHOLDERS   OWNERSHIP
--------                       ------------   ---------
Mid Cap Portfolio ..........         1           81%
Small Cap Portfolio ........         3           60%
Micro Cap Portfolio ........         2           80%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims are considered remote.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

9. ACCOUNTING PRONOUNCEMENTS:

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Funds' approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Funds' financial statements.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                         11/01/08     4/30/09      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN
Mid Cap Portfolio        $1,000.00   $  978.20      1.40%      $6.87
Small Cap Portfolio       1,000.00    1,012.30      1.32        6.59
Micro Cap Portfolio       1,000.00      947.80      1.45        7.00
HYPOTHETICAL 5% RETURN
Mid Cap Portfolio        $1,000.00   $1,017.85      1.40%      $7.00
Small Cap Portfolio       1,000.00    1,018.25      1.32        6.61
Micro Cap Portfolio       1,000.00    1,017.60      1.45        7.25

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

                            THE RICE HALL JAMES FUNDS
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-474-5669
                                www.rhjfunds.com

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                         600 West Broadway, Suite 1000
                              San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

             This information must be preceded or accompanied by a
                  current prospectus for the Funds described.

RHJ-SA-001-0800

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.


THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.3%**

                                                       SHARES         VALUE
                                                     ----------   ------------
CONSUMER DISCRETIONARY - 17.0%
   Arbitron ......................................       87,600   $  1,823,832
   Cavco Industries * ............................       13,919        326,261
   Coinstar * ....................................       39,502      1,405,876
   Dolan Media * .................................      103,300      1,230,303
   FGX International Holdings * ..................       98,399      1,133,557
   Global Traffic Network * ......................      124,160        595,968
   ICF International * ...........................       54,088      1,487,961
   Iconix Brand Group * ..........................      186,900      2,665,194
   Lincoln Educational Services * ................       55,400        919,086
   Lumber Liquidators * ..........................       65,000        972,400
   Peet's Coffee & Tea * .........................       67,400      1,838,672
   Smart Balance * ...............................      188,508      1,325,211
   Wet Seal, Cl A * ..............................      246,177        937,935
                                                                  ------------
                                                                    16,662,256
                                                                  ------------
CONSUMER STAPLES - 3.5%
   Chiquita Brands International * ...............      173,600      1,314,152
   Spartan Stores ................................       77,900      1,267,433
   TreeHouse Foods * .............................       33,700        896,083
                                                                  ------------
                                                                     3,477,668
                                                                  ------------
ENERGY - 2.4%
   Boots & Coots International Control * .........      488,700        840,564
   Furmanite * ...................................      274,300      1,086,228
   T-3 Energy Services * .........................       31,340        420,896
                                                                  ------------
                                                                     2,347,688
                                                                  ------------
FINANCIALS - 2.4%
   Bank of the Ozarks ............................       41,851      1,039,160
   First Financial Bancorp .......................       71,000        766,090
   Trico Bancshares ..............................       34,824        557,184
                                                                  ------------
                                                                     2,362,434
                                                                  ------------
HEALTH CARE - 20.0%
   Abaxis * ......................................       88,100      1,332,072
   Air Methods * .................................       73,100      1,940,805

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES         VALUE
                                                     ----------   ------------
HEALTH CARE - CONTINUED
   Alliance Imaging * ............................      160,500   $  1,263,135
   ALLION HEALTHCARE INC * .......................      125,707        700,188
   Almost Family * ...............................       43,800      1,081,860
   Angiodynamics * ...............................       95,700      1,212,519
   Bio-Reference Labs * ..........................       52,500      1,347,675
   Greatbatch * ..................................       66,200      1,392,848
   Hanger Orthopedic Group * .....................      127,000      1,766,570
   IRIS International * ..........................      100,874      1,126,763
   Medtox Scientific * ...........................      163,800      1,328,418
   Merit Medical Systems * .......................       52,200        809,622
   Omnicell * ....................................      140,100      1,232,880
   Quidel * ......................................       53,600        623,904
   Rochester Medical * ...........................       39,400        416,064
   SonoSite * ....................................       58,900      1,062,556
   Synovis Life Technologies * ...................       68,530      1,040,285
                                                                  ------------
                                                                    19,678,164
                                                                  ------------
INDUSTRIALS - 26.4%
   AAR * .........................................      113,600      1,711,952
   Aegean Marine Petroleum Network ...............      104,138      1,577,691
   American Ecology ..............................       59,100        976,332
   Baldor Electric ...............................      131,300      3,046,160
   DXP Enterprises * .............................       81,380      1,080,726
   Exponent * ....................................       32,700        912,330
   FreightCar America ............................       79,500      1,528,785
   Genesee & Wyoming, Cl A * .....................       49,500      1,485,000
   GeoEye * ......................................       78,581      1,955,881
   Hawaiian Holdings * ...........................      423,000      2,110,770
   Healthcare Services Group .....................      116,250      2,078,550
   Insituform Technologies, Cl A * ...............       99,400      1,523,802
   Mcgrath Rentcorp ..............................       45,400        959,756
   Mueller Water Products, Cl A ..................      352,200      1,475,718
   Polypore International * ......................      165,593      1,248,571
   Standard Parking * ............................      100,760      1,535,583

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES         VALUE
                                                     ----------   ------------
INDUSTRIALS - CONTINUED
   Titan Machinery * .............................       71,355   $    722,826
                                                                  ------------
                                                                    25,930,433
                                                                  ------------
INFORMATION TECHNOLOGY - 20.9%
   Ariba * .......................................      104,700      1,006,167
   Art Technology Group * ........................      273,299        858,159
   Aspen Technology * ............................      155,500      1,206,680
   Bankrate * ....................................       35,300        882,500
   Bottomline Technologies * .....................       75,868        595,564
   Compellent Technologies * .....................       71,973        803,219
   DemandTec * ...................................      126,714        914,875
   ENGlobal * ....................................      161,300        930,701
   Global Cash Access Holdings * .................      248,298      1,507,169
   HMS Holdings * ................................       43,300      1,298,134
   JDA Software Group * ..........................       65,300        921,383
   Maxwell Technologies * ........................       28,904        295,977
   Novatel Wireless * ............................      213,000      1,459,050
   Online Resources * ............................      179,500        770,055
   Rackspace Hosting * ...........................       63,754        585,899
   Seachange International * .....................      209,483      1,313,458
   Silicon Motion Technology * ...................      241,172        774,162
   Smith Micro Software * ........................      152,977      1,315,602
   SXC Health Solutions * ........................       63,700      1,275,911
   Viasat * ......................................       76,700      1,763,333
                                                                  ------------
                                                                    20,477,998
                                                                  ------------
MATERIALS - 1.7%
   Calgon Carbon * ...............................       98,500      1,672,530
                                                                  ------------
TELECOMMUNICATION SERVICES - 2.0%
   Neutral Tandem * ..............................       67,200      1,921,920
                                                                  ------------
   TOTAL COMMON STOCK
      (Cost $91,181,312) .........................                  94,531,091
                                                                  ------------

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

SHORT-TERM INVESTMENT - 2.5%

                                                       SHARES         VALUE
                                                     ----------   ------------
CASH EQUIVALENT (A) - 2.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.880%
      (Cost $2,448,837) ..........................    2,448,838      2,448,838
                                                                  ------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $93,630,149) .........................                $ 96,979,929
                                                                  ============

PERCENTAGES ARE BASED ON NET ASSETS OF $98,169,074.

*    NON-INCOME PRODUCING SECURITY.

** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL   - CLASS

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.